Expense Example - First Eagle High Yield Municipal Completion Fund - First Eagle High Yield Municipal Completion Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	$ 115